Annual Fund Operating Expenses	Jun. 25, 2026
Invesco AMT-Free Municipal Income Fund | Invesco AMT-Free Municipal Income Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.24%
Other Expenses	0.11%
Interest Expense	0.31%
Other Expenses (as a percentage of Assets):	0.42%
Expenses (as a percentage of Assets)	1.06%
Invesco AMT-Free Municipal Income Fund | Invesco AMT-Free Municipal Income Fund | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses	0.11%
Interest Expense	0.31%
Other Expenses (as a percentage of Assets):	0.42%
Expenses (as a percentage of Assets)	1.82%
Invesco AMT-Free Municipal Income Fund | Invesco AMT-Free Municipal Income Fund | Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.11%
Interest Expense	0.31%
Other Expenses (as a percentage of Assets):	0.42%
Expenses (as a percentage of Assets)	0.82%
Invesco AMT-Free Municipal Income Fund | Invesco AMT-Free Municipal Income Fund | Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.05%
Interest Expense	0.31%
Other Expenses (as a percentage of Assets):	0.36%
Expenses (as a percentage of Assets)	0.76%
Invesco California Municipal Fund | Invesco California Municipal Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.10%
Interest Expense	0.47%
Other Expenses (as a percentage of Assets):	0.57%
Expenses (as a percentage of Assets)	1.22%
Invesco California Municipal Fund | Invesco California Municipal Fund | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses	0.10%
Interest Expense	0.47%
Other Expenses (as a percentage of Assets):	0.57%
Expenses (as a percentage of Assets)	1.97%
Invesco California Municipal Fund | Invesco California Municipal Fund | Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.10%
Interest Expense	0.47%
Other Expenses (as a percentage of Assets):	0.57%
Expenses (as a percentage of Assets)	0.97%
Invesco California Municipal Fund | Invesco California Municipal Fund | Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.04%
Interest Expense	0.47%
Other Expenses (as a percentage of Assets):	0.51%
Expenses (as a percentage of Assets)	0.91%
INVESCO HIGH YIELD MUNICIPAL FUND | INVESCO HIGH YIELD MUNICIPAL FUND | CLASS A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.51%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.09%
Interest Expense	0.43%
Other Expenses (as a percentage of Assets):	0.52%
Expenses (as a percentage of Assets)	1.28%
INVESCO HIGH YIELD MUNICIPAL FUND | INVESCO HIGH YIELD MUNICIPAL FUND | CLASS C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.51%
Distribution and Service (12b-1) Fees	0.99%
Other Expenses	0.09%
Interest Expense	0.43%
Other Expenses (as a percentage of Assets):	0.52%
Expenses (as a percentage of Assets)	2.02%
INVESCO HIGH YIELD MUNICIPAL FUND | INVESCO HIGH YIELD MUNICIPAL FUND | CLASS Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.51%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.09%
Interest Expense	0.43%
Other Expenses (as a percentage of Assets):	0.52%
Expenses (as a percentage of Assets)	1.03%
INVESCO HIGH YIELD MUNICIPAL FUND | INVESCO HIGH YIELD MUNICIPAL FUND | Class R5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.51%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.05%
Interest Expense	0.43%
Other Expenses (as a percentage of Assets):	0.48%
Expenses (as a percentage of Assets)	0.99%
INVESCO HIGH YIELD MUNICIPAL FUND | INVESCO HIGH YIELD MUNICIPAL FUND | Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.51%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.05%
Interest Expense	0.43%
Other Expenses (as a percentage of Assets):	0.48%
Expenses (as a percentage of Assets)	0.99%
INVESCO INTERMEDIATE TERM MUNICIPAL INCOME FUND | INVESCO INTERMEDIATE TERM MUNICIPAL INCOME FUND | CLASS A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.10%
Interest Expense	0.03%
Other Expenses (as a percentage of Assets):	0.13%
Expenses (as a percentage of Assets)	0.78%
INVESCO INTERMEDIATE TERM MUNICIPAL INCOME FUND | INVESCO INTERMEDIATE TERM MUNICIPAL INCOME FUND | CLASS C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses	0.10%
Interest Expense	0.03%
Other Expenses (as a percentage of Assets):	0.13%
Expenses (as a percentage of Assets)	1.53%
INVESCO INTERMEDIATE TERM MUNICIPAL INCOME FUND | INVESCO INTERMEDIATE TERM MUNICIPAL INCOME FUND | CLASS Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.10%
Interest Expense	0.03%
Other Expenses (as a percentage of Assets):	0.13%
Expenses (as a percentage of Assets)	0.53%
INVESCO INTERMEDIATE TERM MUNICIPAL INCOME FUND | INVESCO INTERMEDIATE TERM MUNICIPAL INCOME FUND | Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.05%
Interest Expense	0.03%
Other Expenses (as a percentage of Assets):	0.08%
Expenses (as a percentage of Assets)	0.48%
Invesco Limited Term California Municipal Fund | Invesco Limited Term California Municipal Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.41%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.11%
Interest Expense	0.02%
Other Expenses (as a percentage of Assets):	0.13%
Expenses (as a percentage of Assets)	0.79%
Invesco Limited Term California Municipal Fund | Invesco Limited Term California Municipal Fund | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.41%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses	0.11%
Interest Expense	0.02%
Other Expenses (as a percentage of Assets):	0.13%
Expenses (as a percentage of Assets)	1.54%
Invesco Limited Term California Municipal Fund | Invesco Limited Term California Municipal Fund | Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.41%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.11%
Interest Expense	0.02%
Other Expenses (as a percentage of Assets):	0.13%
Expenses (as a percentage of Assets)	0.54%
Invesco Limited Term California Municipal Fund | Invesco Limited Term California Municipal Fund | Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.41%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.05%
Interest Expense	0.02%
Other Expenses (as a percentage of Assets):	0.07%
Expenses (as a percentage of Assets)	0.48%
Invesco Limited Term Municipal Income Fund | Invesco Limited Term Municipal Income Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.23%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.11%
Expenses (as a percentage of Assets)	0.59%
Invesco Limited Term Municipal Income Fund | Invesco Limited Term Municipal Income Fund | Class A2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.23%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.11%
Expenses (as a percentage of Assets)	0.34%
Invesco Limited Term Municipal Income Fund | Invesco Limited Term Municipal Income Fund | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.23%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses	0.11%
Expenses (as a percentage of Assets)	1.34%
Invesco Limited Term Municipal Income Fund | Invesco Limited Term Municipal Income Fund | Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.23%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.11%
Expenses (as a percentage of Assets)	0.34%
Invesco Limited Term Municipal Income Fund | Invesco Limited Term Municipal Income Fund | Class R5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.23%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.13%
Expenses (as a percentage of Assets)	0.36%
Invesco Limited Term Municipal Income Fund | Invesco Limited Term Municipal Income Fund | Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.23%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.05%
Expenses (as a percentage of Assets)	0.28%
INVESCO MUNICIPAL INCOME FUND | INVESCO MUNICIPAL INCOME FUND | CLASS A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.46%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.10%
Interest Expense	0.30%
Other Expenses (as a percentage of Assets):	0.40%
Expenses (as a percentage of Assets)	1.11%
INVESCO MUNICIPAL INCOME FUND | INVESCO MUNICIPAL INCOME FUND | CLASS C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.46%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses	0.10%
Interest Expense	0.30%
Other Expenses (as a percentage of Assets):	0.40%
Expenses (as a percentage of Assets)	1.86%
INVESCO MUNICIPAL INCOME FUND | INVESCO MUNICIPAL INCOME FUND | CLASS Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.46%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.10%
Interest Expense	0.30%
Other Expenses (as a percentage of Assets):	0.40%
Expenses (as a percentage of Assets)	0.86%
INVESCO MUNICIPAL INCOME FUND | INVESCO MUNICIPAL INCOME FUND | Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.46%
Distribution and Service (12b-1) Fees	0.14%
Other Expenses	0.10%
Interest Expense	0.30%
Other Expenses (as a percentage of Assets):	0.40%
Expenses (as a percentage of Assets)	1.00%
INVESCO MUNICIPAL INCOME FUND | INVESCO MUNICIPAL INCOME FUND | Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.46%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.05%
Interest Expense	0.30%
Other Expenses (as a percentage of Assets):	0.35%
Expenses (as a percentage of Assets)	0.81%
Invesco New Jersey Municipal Fund | Invesco New Jersey Municipal Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.56%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.14%
Interest Expense	0.21%
Other Expenses (as a percentage of Assets):	0.35%
Expenses (as a percentage of Assets)	1.16%
Invesco New Jersey Municipal Fund | Invesco New Jersey Municipal Fund | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.56%
Distribution and Service (12b-1) Fees	0.90%
Other Expenses	0.14%
Interest Expense	0.21%
Other Expenses (as a percentage of Assets):	0.35%
Expenses (as a percentage of Assets)	1.81%
Invesco New Jersey Municipal Fund | Invesco New Jersey Municipal Fund | Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.56%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.14%
Interest Expense	0.21%
Other Expenses (as a percentage of Assets):	0.35%
Expenses (as a percentage of Assets)	0.91%
Invesco New Jersey Municipal Fund | Invesco New Jersey Municipal Fund | Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.56%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.08%
Interest Expense	0.21%
Other Expenses (as a percentage of Assets):	0.29%
Expenses (as a percentage of Assets)	0.85%
Invesco Pennsylvania Municipal Fund | Invesco Pennsylvania Municipal Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.47%
Distribution and Service (12b-1) Fees	0.24%
Other Expenses	0.13%
Interest Expense	0.42%
Other Expenses (as a percentage of Assets):	0.55%
Expenses (as a percentage of Assets)	1.26%
Invesco Pennsylvania Municipal Fund | Invesco Pennsylvania Municipal Fund | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.47%
Distribution and Service (12b-1) Fees	0.90%
Other Expenses	0.13%
Interest Expense	0.42%
Other Expenses (as a percentage of Assets):	0.55%
Expenses (as a percentage of Assets)	1.92%
Invesco Pennsylvania Municipal Fund | Invesco Pennsylvania Municipal Fund | Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.47%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.13%
Interest Expense	0.42%
Other Expenses (as a percentage of Assets):	0.55%
Expenses (as a percentage of Assets)	1.02%
Invesco Pennsylvania Municipal Fund | Invesco Pennsylvania Municipal Fund | Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.47%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.06%
Interest Expense	0.42%
Other Expenses (as a percentage of Assets):	0.48%
Expenses (as a percentage of Assets)	0.95%
Invesco Rochester AMT-Free New York Municipal Fund | Invesco Rochester AMT-Free New York Municipal Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.52%
Distribution and Service (12b-1) Fees	0.24%
Other Expenses	0.11%
Interest Expense	0.23%
Other Expenses (as a percentage of Assets):	0.34%
Expenses (as a percentage of Assets)	1.10%
Invesco Rochester AMT-Free New York Municipal Fund | Invesco Rochester AMT-Free New York Municipal Fund | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.52%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses	0.11%
Interest Expense	0.23%
Other Expenses (as a percentage of Assets):	0.34%
Expenses (as a percentage of Assets)	1.86%
Invesco Rochester AMT-Free New York Municipal Fund | Invesco Rochester AMT-Free New York Municipal Fund | Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.52%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.11%
Interest Expense	0.23%
Other Expenses (as a percentage of Assets):	0.34%
Expenses (as a percentage of Assets)	0.86%
Invesco Rochester AMT-Free New York Municipal Fund | Invesco Rochester AMT-Free New York Municipal Fund | Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.52%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.06%
Interest Expense	0.23%
Other Expenses (as a percentage of Assets):	0.29%
Expenses (as a percentage of Assets)	0.81%
Invesco Rochester Limited Term New York Municipal Fund | Invesco Rochester Limited Term New York Municipal Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.09%
Interest Expense	0.03%
Other Expenses (as a percentage of Assets):	0.12%
Expenses (as a percentage of Assets)	0.77%
Invesco Rochester Limited Term New York Municipal Fund | Invesco Rochester Limited Term New York Municipal Fund | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses	0.09%
Interest Expense	0.03%
Other Expenses (as a percentage of Assets):	0.12%
Expenses (as a percentage of Assets)	1.52%
Invesco Rochester Limited Term New York Municipal Fund | Invesco Rochester Limited Term New York Municipal Fund | Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.09%
Interest Expense	0.03%
Other Expenses (as a percentage of Assets):	0.12%
Expenses (as a percentage of Assets)	0.52%
Invesco Rochester Limited Term New York Municipal Fund | Invesco Rochester Limited Term New York Municipal Fund | Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.05%
Interest Expense	0.03%
Other Expenses (as a percentage of Assets):	0.08%
Expenses (as a percentage of Assets)	0.48%
Invesco Rochester Municipal Opportunities Fund | Invesco Rochester Municipal Opportunities Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.12%
Interest Expense	0.65%
Other Expenses (as a percentage of Assets):	0.77%
Expenses (as a percentage of Assets)	1.37%
Invesco Rochester Municipal Opportunities Fund | Invesco Rochester Municipal Opportunities Fund | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Distribution and Service (12b-1) Fees	0.90%
Other Expenses	0.12%
Interest Expense	0.65%
Other Expenses (as a percentage of Assets):	0.77%
Expenses (as a percentage of Assets)	2.02%
Invesco Rochester Municipal Opportunities Fund | Invesco Rochester Municipal Opportunities Fund | Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.12%
Interest Expense	0.65%
Other Expenses (as a percentage of Assets):	0.77%
Expenses (as a percentage of Assets)	1.12%
Invesco Rochester Municipal Opportunities Fund | Invesco Rochester Municipal Opportunities Fund | Class R5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.05%
Interest Expense	0.65%
Other Expenses (as a percentage of Assets):	0.70%
Expenses (as a percentage of Assets)	1.05%
Invesco Rochester Municipal Opportunities Fund | Invesco Rochester Municipal Opportunities Fund | Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.05%
Interest Expense	0.65%
Other Expenses (as a percentage of Assets):	0.70%
Expenses (as a percentage of Assets)	1.05%
Invesco Rochester New York Municipals Fund | Invesco Rochester New York Municipals Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.44%
Distribution and Service (12b-1) Fees	0.24%
Other Expenses	0.10%
Interest Expense	0.37%
Other Expenses (as a percentage of Assets):	0.47%
Expenses (as a percentage of Assets)	1.15%
Invesco Rochester New York Municipals Fund | Invesco Rochester New York Municipals Fund | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.44%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses	0.10%
Interest Expense	0.37%
Other Expenses (as a percentage of Assets):	0.47%
Expenses (as a percentage of Assets)	1.91%
Invesco Rochester New York Municipals Fund | Invesco Rochester New York Municipals Fund | Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.44%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.10%
Interest Expense	0.37%
Other Expenses (as a percentage of Assets):	0.47%
Expenses (as a percentage of Assets)	0.91%
Invesco Rochester New York Municipals Fund | Invesco Rochester New York Municipals Fund | Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.44%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.05%
Interest Expense	0.37%
Other Expenses (as a percentage of Assets):	0.42%
Expenses (as a percentage of Assets)	0.86%